Consolidated Income Statements - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Interest income		¥ 6,928,743	¥ 6,716,741	¥ 5,944,398
Interest expense		4,096,058	4,202,307	4,053,635
Net interest income		2,832,685	2,514,434	1,890,763
Fee and commission income		1,805,095	1,631,319	1,469,847
Fee and commission expense		287,328	314,931	233,715
Net fee and commission income		1,517,767	1,316,388	1,236,132
Net trading income (loss)		(84,067)	(186,688)	349,520
Net income from financial assets and liabilities at fair value through profit or loss		332,654	43,524	323,217
Net investment income		20,686	78,969	29,844
Net gains (losses) arising from derecognition of financial assets at amortized cost	[1],[2],[3]	(8,884)	(32,179)	1,550
Other income	[3]	230,942	105,717	112,208
Total operating income	[3]	4,841,783	3,840,165	3,943,234
Impairment charges on financial assets		392,157	411,278	205,096
Net operating income	[3]	4,449,626	3,428,887	3,738,138
General and administrative expenses		2,672,149	2,421,732	2,229,701
Other expenses	[3]	354,743	495,587	461,018
Operating expenses	[3]	3,026,892	2,917,319	2,690,719
Share of post-tax profit of associates and joint ventures		132,296	142,678	160,370
Profit before tax		1,555,030	654,246	1,207,789
Income tax expense		360,070	137,802	312,039
Net profit		1,194,960	516,444	895,750
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.		1,137,557	478,132	873,346
Non-controlling interests		7,535	6,676	8,641
Other equity instruments holders		¥ 49,868	¥ 31,636	¥ 13,763
Earnings per share:
Basic	[4]	¥ 296.05	¥ 122.4	¥ 219.04
Diluted	[4]	¥ 295.99	¥ 122.36	¥ 218.98

[1]	For the fiscal year ended March 31, 2024, the amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the presentation in the fiscal years ended March 31, 2026 and March 31, 2025.
[2]	For the fiscal year ended March 31, 2026, net losses from the derecognition of financial assets measured at amortized cost were primarily due to the sales of certain low-profit loans in the Americas. For the fiscal year ended March 31, 2025, those were primarily due to the sales of certain low-profit loans in the Europe and Middle East region. These sales were made to improve profitability and capital efficiency in global business.
[3]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.
[4]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.